Document and Entity Information Document	Sep. 17, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2021
Entity Registrant Name	Coinbase Global, Inc.
Entity Central Index Key	0001679788
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40289
Entity Tax Identification Number	46-4707224
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value
Trading Symbol	COIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false